BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	209,354,819	161,024,239
Common stock, shares issued (in shares)	209,354,819	161,024,239
Common stock, shares outstanding (in shares)	209,354,819	161,024,239
Agrico Acquisition Corp.
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preference shares authorized (in shares)	1,000,000	1,000,000
Class A Ordinary Shares | Agrico Acquisition Corp.
Ordinary shares, subject to possible redemption (in shares)	14,375,000
Redemption value per share (in dollars per share)	$ 10.20
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	143,750	0
Common stock, shares outstanding (in shares)	143,750	0
Class A Ordinary shares subject to redemption (in shares)	14,375,000	0
Class B Ordinary Shares | Agrico Acquisition Corp.
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	3,593,750	0
Common stock, shares outstanding (in shares)	3,593,750	0